Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash and cash equivalents	$ 2	$ 8
Accounts receivable:
Trade, net of allowance for doubtful accounts of less than $1 million	107	125
Affiliates	132	107
Inventories	76	90
Unrealized gains on derivative instruments	49	41
Other	2	2
Total current assets	368	373
Property, plant and equipment, net	2,550	2,114
Goodwill	154	154
Intangible assets, net	137	145
Investments in unconsolidated affiliates	304	108
Unrealized gains on derivative instruments	70	7
Other long-term assets	20	11
Total assets	3,603	2,912
LIABILITIES AND EQUITY
Trade	151	342
Affiliates	72	72
Unrealized losses on derivative instruments	31	60
Capital spending accrual	44	31
Other	47	37
Total current liabilities	345	542
Long-term debt	1,620	747
Unrealized losses on derivative instruments	8	33
Other long-term liabilities	36	28
Total liabilities	2,009	1,350
Commitments and contingent liabilities:
Equity:
Predecessor equity	357	628
Common unitholders (61,346,058 and 44,848,703 units issued and outstanding, respectively)	1,063	654
General partner		(5)
Accumulated other comprehensive loss	(15)	(21)
Total partners' equity	1,405	1,256
Noncontrolling interests	189	306
Total equity	1,594	1,562
Total liabilities and equity	$ 3,603	$ 2,912